Loss per share - Summary of Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss attributable to ordinary equity holders of the company basic	€ (44,208)	€ (109,898)	€ (304,778)
Loss attributable to ordinary equity holders of the company diluted	€ (44,208)	€ (109,898)	€ (304,778)
Weighted average number of ordinary shares for basic loss per share (in shares)	272,184,355	268,217,951	251,434,593
Weighted average number of ordinary shares for diluted loss per share (in shares)	272,184,355	268,217,951	251,434,593
Basic loss per share (in EUR per share)	€ (0.16)	€ (0.41)	€ (1.21)
Diluted loss per share (in EUR per share)	€ (0.16)	€ (0.41)	€ (1.21)